Average Annual Total Returns - Invesco VI Technology Fund	Series I Inception Date	Series I 1 Year	Series I 5 Years	Series I 10 Years	Series II Inception Date	Series II 1 Year	Series II 5 Years	Series II 10 Years	NASDAQ Composite Index (reflects no deduction for fees, expenses or taxes) 1 Year	NASDAQ Composite Index (reflects no deduction for fees, expenses or taxes) 5 Years	NASDAQ Composite Index (reflects no deduction for fees, expenses or taxes) 10 Years	Lipper VUF Science & Technology Funds Classification Average 1 Year	Lipper VUF Science & Technology Funds Classification Average 5 Years	Lipper VUF Science & Technology Funds Classification Average 10 Years
Total	May 20, 1997	46.11%	21.53%	15.31%	Apr. 30, 2004	45.79%	21.22%	15.03%	44.92%	22.12%	18.46%	47.07%	23.88%	17.26%